Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments [Line Items]
Consideration paid for equity method investments		¥ 126,958		¥ 101,964
Disposal gain (loss) recognized		378,679
Debt Investment	[1]	157,160
Cash received from a disposal of an investment		554,889	$ 87,074		¥ 0
Tencent Holdings Limited [Member]
Investments [Line Items]
Disposal gain (loss) recognized		360,589
Cash received from a disposal of an investment		¥ 529,070

[1]	In 2021, the Group made an investment in debt securities (i.e. certain preferred shares) of a privately-held investee company at a cash consideration of RMB157,160 (“Debt Investment”). Given that the preferred stock will become redeemable simply by the the passage of time and the intention of the Group is to hold and consider a future disposal, the investment is accounted for as an available-for-sale debt investment (see Note 2(k)), wherein the investment is carried at fair value with realized or unrealized gains or losses recorded in accumulative other comprehensive income (loss). As of December 31, 2021, the fair value of the Debt Investment is not materially different from the fair value at the acquisition date.